Acquisitions and Divestitures - Additional Information (Detail) £ in Millions, $ in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Dec. 20, 2021 USD ($)	Nov. 08, 2021 CAD ($)	Nov. 08, 2021 GBP (£)
Statement [Line Items]
Tax expense	$ 1,607		$ 962	$ 587	$ 2,569		$ 1,175
Changes in fair value of forward contracts		$ 170				$ (64)
Floating interest rate [member]
Statement [Line Items]
Gain loss on investment		3,433				3,950
Debt instrument recognized at amortized costs		$ 122				$ 167
Bank Of The West [Member]
Statement [Line Items]
Capital at Closing								$ 2,900
Acquisition of business, net consideration								13,400
Consideration in cash								$ 16,300
EMEA And US Assets Management [Member]
Statement [Line Items]
Consideration in cash									$ 1,038	£ 615
Assets derecognized amount									1,779
Liabilities derecognized amount									$ 527
Gain loss recorded from reclassification of foreign currency translation from accumualted other comprehensive income in equity to net income			29
Tax expense			$ 22